Subsequent Events (Details) - Subsequent Event [Member] ¥ in Millions	Nov. 23, 2023 USD ($)	Nov. 23, 2023 CNY (¥)
LRC Bank [Member]
Subsequent Events [Line Items]
Working capital term	2 years
Maturity date	Nov. 14, 2025
Jiangxi Luling Rural Commercial Bank [Member]
Subsequent Events [Line Items]
Borrowings amount	$ 2,055,921	¥ 15
Fixed interest rate	3.95%	3.95%